Loans and financing (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loans and financing		R$ 10,858,262
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,813,217
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	3,742,213
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	3,469,662
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	4,568
Twenty Twenty Seven Onwards [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	25,594
Without Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	803,008
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	431,973
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	431,973
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	39,071
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	36,988
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,083
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
E S N 2024 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,819,315
E S N 2024 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,819,315
E S N 2024 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S N 2024 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S N 2024 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S N 2024 [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S N 2024 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Spare Engine Facility [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	93,963
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	93,963
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	3,272,229
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	3,272,229
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Percentage of exchange premium | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	3,372,353
Percentage of exchange premium | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	3,372,353
Percentage of exchange premium | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Percentage of exchange premium | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Percentage of exchange premium | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Percentage of exchange premium | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Amortizing Notes [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	882,168
Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	407,395
Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	343,600
Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	131,173
Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Contractual amendment | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	144,182
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	23,583
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	24,177
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	66,260
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	4,568
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	25,594
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Withholding income tax on salaries | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	803,008
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Four [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven Onwards [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 803,008